Warrants - 10K (Tables)	5 Months Ended
Oct. 15, 2023
Equity [Abstract]
Schedule of Warrants
As of October 15, 2023, outstanding warrants were as follows:

Warrants	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 30, 2023	483,649	$1.31
Granted	48,530	0.01
Expired	—	—
Outstanding as of October 15, 2023	532,179	$1.19
As of April 30, 2023, April 24, 2022, and April 25, 2021, outstanding warrants were as follows:

Warrants	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 26, 2020	186,797	$3.45
Outstanding at April 25, 2021	186,797	$3.45
Exercised	(55,791)	1.00
Outstanding at April 24, 2022	131,006	$4.49
Granted	386,119	0.20
Expired	(33,476)	1.00
Outstanding at April 30, 2023	483,649	$1.31